SUPPLEMENT DATED MAY 31, 2023

TO THE AUL AMERICAN UNIT TRUST

PROSPECTUS DATED MAY 1, 2023

1.)	Pages A-1 to A-117 of the Appendix: Funds Available Under the Contract to the Statutory Prospectus are revised to add the following Funds:

Asset Class	Fund Identifier -	Fund Name and Investment	Current	Average Annual Total Returns (as of 4/30/2023)
	internal use only	Adviser/Sub-Adviser	Expenses	1 year	5 year	10 year
Mid Cap Value	06-6KP	Invesco Value Opportunities R6: Class Other Investment Adviser: Invesco Advisers, Inc.	0.78	1.50	8.95	0.00
Mid Cap Value	6-6KP	Invesco Value Opportunities R6: Class Other Investment Adviser: Invesco Advisers, Inc.	0.78	1.50	8.95	8.95
Mid Cap Value	6-6KR	Invesco Value Opportunities Y: Class Inst Investment Adviser: Invesco Advisers, Inc.	0.97	1.33	8.77	8.77
Mid Cap Blend	6-6KT	Boston Trust SMID Cap: Class Other Investment Adviser: Boston Trust Walden Inc.	0.75*	0.44	8.51	8.51
World Allocation	6-6M6	DWS RREEF Real Assets R6: Class Retirement Investment Adviser: DWS Investment Management Americas, Inc. Investment Subadviser: RREEF America L.L.C.	0.90*	-9.61	6.49	6.49

Small Cap Value	6-6M7	Principal SmallCap Value II R6: Class Retirement Investment Adviser: Principal Global Investors LLC Investment Subadviser: Hotchkis and Wiley Capital Mgmt LLC; Vaughan Nelson Invstmnt Mgmt, L.P.	0.94*	-0.71	5.96	5.96
Diversified Emerging Markets	6-6MG	DFA Emerging Markets Value I: Class Inst Investment Adviser: Dimensional Fund Advisors LP Investment Subadviser: Dimensional Fund Advisors Ltd; DFA Australia Limited	0.44*	-1.75	0.48	0.48
Foreign Value	6-6MH	DFA International Value I: Class Inst Investment Adviser: Dimensional Fund Advisors LP Investment Subadviser: Dimensional Fund Advisors Ltd; DFA Australia Limited	0.28*	9.59	2.98	2.98
Mgd Asset Allocation	6-6MJ	Vanguard Target Retirement 2070 Fund: Class Inv Investment Adviser: Vanguard Group Inc	0.08	0.00	0.00	0.00
Cash	6-6MK	Federated Hermes Govt Obl Premier: Class Inst Investment Adviser: Federated Investment Management Company	0.15*	3.03	1.37	1.37
Large Cap Value	6-6MT	Dodge & Cox Stock X: Class Other Investment Adviser: Dodge & Cox	0.41*	0.00	0.00	0.00

Small Cap Value	6-6MW	First Eagle Small Cap Opportunity R6: Class Retirement Investment Adviser: First Eagle Investment Management, LLC	1.01*	-2.45	0.00	0.00
Intermediate Term Bond	6-6N3	Baird Intermediate Bond Inst: Class Inst Investment Adviser: Robert W. Baird & Co. Incorporated	0.30	0.93	1.74	1.57
Small Cap Growth	6-6N4	Putnam Small Cap Growth R6: Class Retirement Investment Adviser: Putnam Investment Management, LLC Investment Subadviser: Putnam Investments Limited	0.85	3.29	11.37	11.37
Specialty	6-6N6	Vanguard Energy Index Admiral: Class Inst Investment Adviser: Vanguard Group Inc	0.10	15.97	7.10	7.10
Large Cap Value	6-6N7	Voya Large Cap Value R6: Class Retirement Investment Adviser: Voya Investments, LLC Investment Subadviser: Voya Investment Management Co. LLC	0.74*	3.05	9.46	9.46

* The net annual expense ratios of these Funds reflect temporary fee reductions currently in place due to expense reimbursement or fee waiver arrangements currently being offered by the managing Funds. Upon the expiration of the temporary fee reductions, the annual expenses of these Funds may increase from the amounts disclosed in the table above. Please see the respective Fund’s prospectus for additional information.

2.)	The names of the Funds on pages A-1 to A-117 in the Appendix: Funds Available Under the Contract to the Statutory Prospectus have changed as follows:

Former Fund Name	New Fund Name

Jhancock MI 2010 Lifetime R6	JHancock 2010 Lifetime Blend Ptf R6
Jhancock MI 2015 Lifetime R6	JHancock 2015 Lifetime Blend Ptf R6
Jhancock MI 2020 Lifetime R6	JHancock 2020 Lifetime Blend Ptf R6
Jhancock MI 2025 Lifetime R6	JHancock 2025 Lifetime Blend Ptf R6
Jhancock MI 2030 Lifetime R6	JHancock 2030 Lifetime Blend Ptf R6
Jhancock MI 2035 Lifetime R6	JHancock 2035 Lifetime Blend Ptf R6
Jhancock MI 2040 Lifetime R6	JHancock 2040 Lifetime Blend Ptf R6
Jhancock MI 2045 Lifetime R6	JHancock 2045 Lifetime Blend Ptf R6
Jhancock MI 2050 Lifetime R6	JHancock 2050 Lifetime Blend Ptf R6
Jhancock MI 2055 Lifetime R6	JHancock 2055 Lifetime Blend Pft R6
Jhancock MI 2060 Lifetime R6	JHancock 2060 Lifetime Blend Pft R6
AMG GW&K Small/Mid I	AMG GW&K Small Mid Cap Core I
AMG GW&K Small/Mid N	AMG GW&K Small Mid Cap Core N
USAA Nasdaq-100 Idx R6	Victory Nasdaq 100 Index R6
USAA International R6	Victory International R6
USAA Intermediate Term Bond R6	Victory Core Plus Intermediate Bond R6

3.)	The following Funds on pages A-1 to A-117 in the Appendix: Funds Available Under the Contract to the Statutory Prospectus have been liquidated:

Fund Name

Invesco American Value R6
Invesco American Value Y
Invesco American Value A
Principal Lifetime Hybrid 2010 Z

4.)	The following Funds on pages A-1 to A-117 in the Appendix: Funds Available Under the Contract to the Statutory Prospectus have been closed to new investors:

Fund Name

DFA US Targeted Value R2
DFA Global Equity R2
DFA Global Allocation 60/40 R2
DFA Global Allocation 25/75 R2
DFA Emerging Markets Value R2
DFA International Value R2
T. Rowe Price Mid-Cap Growth Port
T. Rowe Price Mid-Cap Growth R
T. Rowe Price Mid-Cap Growth I
T. Rowe Price Overseas Stock I
Vanguard Intl Hi Div Yld Adm
T. Rowe Price New Horizons I
T. Rowe Price Emerging Markets Stock I

5.)	The following Funds on pages A-1 to A-117 in the Appendix: Funds Available Under the Contract to the Statutory Prospectus have been re-opened to new investors:

Fund Name

Diamond Hill Large Cap Fund Class Y
Invesco Developing Markets Fund Class A
Invesco Developing Markets Fund Class R
Invesco Developing Markets Fund Class R6
Invesco Developing Markets Fund Class Y

For additional information about the Funds, please refer to the respective Fund’s prospectus and statement of additional information.

This supplement should be retained with the Prospectus for future reference.